Loss Per Common Share - Summary of Loss Per Common Share Computation (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Reverse stock split, description	1-for-5 reverse stock split
Reverse stock split ratio	5